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As filed with the Securities and Exchange Commission on JULY 23, 1999
                                                              FILE NOs. 811-6589
                                                                        33-46374

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       _
         Pre-Effective Amendment No. __                                       _
         Post-Effective Amendment No. 18                                      x
                                      ---                                     -

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
      Amendment No. __                                                        x
                                                                              -


                        (Check appropriate box or boxes.)

                                   FIRST FUNDS
               (Exact name of Registrant as Specified in Charter)

                           370 17th Street, Suite 3100
                                Denver, CO 80202
               (Address of principal executive offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 442-1941

                           Russell C. Burk, Secretary
                                   First Funds
                           370 17th Street, Suite 3100
                                Denver, CO 80202
                     (Name and Address of Agent of Service)

                                    Copy to:

                          Charles T. Tuggle, Jr., Esq.
                       Baker, Donelson, Bearman & Caldwell
                         165 Madison Avenue, Suite 2100
                                Memphis, TN 38103

Approximate Date of Proposed
Public Offering:                 As soon as practicable after the effective
                                 date of this Amendment

It is proposed that this filing will become effective (check appropriate box):

_    immediately upon filing pursuant to paragraph (b)
x    on July 30, 1999 pursuant to paragraph (b)
_    60 days after filing pursuant to paragraph (a)(1)
_    on ________________, pursuant to paragraph (a)(1)
_    75 days after filing pursuant to paragraph (a)(2)
_    on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

x        This post-effective amendment designates a new effective date for a
-        previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

Growth & Income, Capital Appreciation and Tennessee Tax-Free Portfolios

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This post-effective amendment incorporates by reference the prospectuses, statements of additional information, and Part C included in Post-Effective Amendment No. 17 to the Registrant's registration statement on Form N-1A, filed with the Securities and Exchange Commission on May 24, 1999.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 18 to the Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized, in the City of Memphis, and State of Tennessee, on the 23rd day of July, 1999.

FIRST FUNDS

By       /c/ Richard C. Rantzow, President*
         ----------------------------------
         Richard C. Rantzow, President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/c/Richard C. Rantzow*          President and Trustee         July 23, 1999
----------------------
Richard C. Rantzow


/c/Jeremy O. May                Treasurer                     July 23, 1999
----------------------
Jeremy O. May


/c/Thomas M. Batchelor*         Trustee                       July 23, 1999
----------------------
Thomas M. Batchelor


/c/John A. DeCell*              Trustee                       July 23, 1999
----------------------
John A. DeCell


/c/Larry W. Papasan*            Trustee                       July 23, 1999
----------------------
Larry W. Papasan

/c/L.R.Jalenak, Jr.             Trustee                       July 23, 1999
----------------------
L.R. Jalenak, Jr.

* Signature affixed by Desiree M. Franklin pursuant to a power of attorney dated September 25, 1998, filed herein.